INTERIM CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (35,970)	$ (54,833)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,608	1,085
Accretion income on short-term investments	0	(588)
Share-based compensation	5,638	8,870
Change in fair value of warrants liability	(1,880)	0
Change in fair value of derivative liability	(1,448)	0
Amortization of discount of convertible promissory note	224	0
Interest expenses	433	0
Decrease in accrued interest on short-term investments	168	333
Increase in inventory	(1,585)	0
Decrease in accounts receivable	455	0
Increase in other accounts receivable and prepaid expenses	(4,829)	(205)
Change in operating lease right-of-use assets and liabilities, net	449	176
Increase (decrease) in trade payables	506	(197)
Decrease in other accounts payable and accrued expenses	(2,237)	(256)
Increase in deferred tax liability	436	0
Decrease in deferred revenue	0	(943)
Other	0	103
Net cash used in operating activities	(38,032)	(46,455)
Cash flows from investing activities:
Purchase of property and equipment	(1,916)	(2,743)
Purchases of short-term investments	0	(66,864)
Proceeds from short-term investments	20,000	96,516
Net cash provided by investing activities	18,084	26,909
Cash flows from financing activities:
Proceeds from issuance of Ordinary shares, net	14,463	0
Proceeds from exercise of options	0	119
Repayment of short term loan	(15,000)	0
Proceeds from short term loan	15,000	0
Net cash provided by financing activities	14,463	119
Decrease in cash, cash equivalents and restricted cash	(5,485)	(19,427)
Cash, cash equivalents and restricted cash at beginning of year	44,240	59,925
Cash, cash equivalents and restricted cash at end of period	38,755	40,498
Non-cash activity:
Purchase of property and equipment	0	90
Right-of-use assets obtained in exchange for lease obligations	73	521
Share settlement of employee liability	770	0
Issuance costs in other accounts payable and accrued expenses	93	0
Supplemental cash flow:
Cash received from interest	1,785	1,558
Cash paid for income taxes	305	49
Interest paid	33	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	36,274	37,488
Restricted cash	0	11
Non-current restricted cash	2,481	2,999
Total cash, cash equivalents and restricted cash	$ 38,755	$ 40,498